               OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
    is an investment company consisting of 11 separate Funds (the "Funds"):
                    Oppenheimer Aggressive Growth Fund/VA
                           Oppenheimer Bond Fund/VA
                   Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Global Securities Fund/VA
                       Oppenheimer High Income Fund/VA
               Oppenheimer Main Street(R)Growth & Income Fund/VA
                  Oppenheimer Main Street(R)Small Cap Fund/VA
                          Oppenheimer Money Fund/VA
                   Oppenheimer Multiple Strategies Fund/VA
                      Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                    Supplement dated March 4, 2003 to the
Statement of Additional Information dated May 1, 2002, revised as of December
                                   23, 2002

      The Statement of Additional Information is changed as follows:

1.    The Supplement dated February 25, 2003 is replaced with this supplement.

2.    On February 24, 2003, the Fund's Board of Trustees approved changing the name of the Fund to "Oppenheimer Main Street Fund/VA." Effective
      May 1, 2003, all references in the Statement of Additional Information to "Oppenheimer Main Street Growth & Income Fund/VA, a series of
      Oppenheimer Variable Account Funds," should be replaced by the new fund name "Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable
      Account Funds."

3.    The section  captioned "Other  Investment  Techniques and Strategies" is amended as follows:
a.    The first sentence under the caption "Futures" on page 23 caption is revised to read as follows:

            "The Funds can buy and sell futures contracts that relate
            to (1) broadly-based stock indices (these are referred to
            as "stock index futures"), (2) an individual stock ("single stock futures"), (3) bond indices (these are referred to as
            "bond index futures"), (4) debt securities (these are
            referred to as "interest rate futures"), (5) foreign
            currencies (these are referred to as "forward contracts")
            and (6) commodity contracts (these are referred to as
            commodity futures)." The Fixed Income Funds are not
            expected to buy or sell stock index futures or single stock futures on a regular basis.

b.    The  following  is added to the end of the  third  paragraph  under  the
         "Futures" caption:

            "Similarly,  a single stock future  obligates  the seller to deliver  (and the  purchaser  to take)  cash or a  specified equity  security to settle the futures  transaction.  Either party could also enter into an offsetting  contract to close out the  position.  Single  stock  futures  trade  on a very limited number of exchanges,  with  contracts  typically not fungible among the exchanges."

c.    The third  paragraph  under the caption  "Buying and Selling  Options on
         Foreign Currencies" on page 27 is revised to read as follows:

            "A call the Fund writes on a foreign  currency is  "covered"
            if the Fund owns the  underlying  foreign  currency  covered by the  call  or has an  absolute  and  immediate  right  to
            acquire  that  foreign  currency  without   additional  cash
            consideration   (or  it  can  do  so  for  additional   cash
            consideration  identified  on its books) upon  conversion or exchange of other foreign currency held in its portfolio."

d.    The first sentence of the sixth paragraph under the caption "Forward
         Contracts" on page 29 is revised to read as follows:

            "The Fund will cover its short  positions  in these cases by identifying  on its  books  liquid  assets  having  a  value equal  to the  aggregate  amount  of the  Fund's  commitment under forward contracts."

e.    The first paragraph under the caption "Interest Rate Swap  Transactions"
         on page 31 is revised to read as follows:

            "Interest  Rate  Swaps   Transactions.   Value  Fund/VA  and
            Strategic  Bond  Fund/VA can enter into  interest  rate swap agreements.  In an interest rate swap,  the Fund and another party  exchange  their right to receive or their  obligation to pay  interest  on  securities.  For  example,  they might swap the right to receive  floating  rate payments for fixed rate  payments.  Each of these Funds can enter into interest rate  swaps  on  securities  it owns or as hedge  against  a basket  of  securities  held by that  Fund  that the  Fund's
            Manager  deems  to  be  closely  correlated  with  the  swap transactions.  Also,  that Fund will  identify  on its books liquid assets (such as cash or U.S.  government  securities)
            to cover any  amounts it could owe under  swaps that  exceed the amounts it is  entitled  to receive,  and it will adjust that amount daily, as needed."

f.    The  fourth  paragraph  under  the  caption  "Money  Fund/VA  Investment
         Policies" on page 35 is revised to read as follows:

             "The   Rating   Organizations   currently   designated   as
             nationally-recognized  statistical rating  organizations by the  Securities  and  Exchange  Commission  are  Standard &
             Poor's (a division of the McGraw-Hill  Companies),  Moody's
             Investors  Service,  Inc.,  Fitch,  Inc. and Dominion  Bond
             Rating Service Limited."

         Add the following at the end of Appendix A:

             Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------

             Short-Term Ratings

             R-1:  Short term debt rated "R-1  (high)" is of the highest credit  quality,  and  indicates an entity which  possesses unquestioned  ability to repay current  liabilities as they
             fall  due.   Entities  rated  in  this  category   normally
             maintain  strong  liquidity  positions,  conservative  debt levels  and  profitability  which is both  stable and above average.  Companies  achieving an "R-1  (high)"  rating are normally  leaders in structurally  sound industry  segments with proven  track  records,  sustainable  positive  future results and no  substantial  qualifying  negative  factors.
             Given  the  extremely  tough   definition  which  DBRS  has
             established  for an "R-1  (high)",  few entities are strong enough to achieve this  rating.  Short term debt rated "R-1
             (middle)"  is of  superior  credit  quality  and,  in  most cases,  ratings in this  category  differ from "R-1 (high)"
             credits to only a small degree.  Given the extremely  tough definition  which  DBRS has for the "R-1  (high)"  category
             (which few companies are able to achieve),  entities  rated
             "R-1  (middle)" are also  considered  strong  credits which typically  exemplify above average strength in key areas of consideration  for debt  protection.  Short term debt rated
             "R-1 (low)" is of satisfactory credit quality.  The overall
             strength   and   outlook  for  key   liquidity,   debt  and
             profitability  ratios is not  normally as favorable as with higher  rating  categories,  but these  considerations  are still  respectable.  Any qualifying  negative factors which
             exist  are  considered   manageable,   and  the  entity  is
             normally of sufficient  size to have some  influence in its industry.

             R-2:  Short term debt  rated  "R-2" is of  adequate  credit quality and within the three subset grades  (high,  middle,
             low),  debt  protection   ranges  from  having   reasonable
             ability   for  timely   repayment   to  a  level  which  is
             considered  only  just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"  classification  are not as strong  as those in the  "R-1"  category,  and the past and future  trend  may  suggest  some risk of  maintaining  the strength of key ratios in these areas.  Alternative sources of liquidity support are considered satisfactory;  however, even the strongest  liquidity  support will not improve the commercial  paper  rating  of the  issuer.  The size of the entity  may  restrict  its  flexibility,  and its  relative position in the industry is not  typically as strong as the
             "R-1 credit".  Profitability  trends,  past and future, may be less  favorable,  earnings not as stable,  and there are often negative  qualifying factors present which could also make the  entity  more  vulnerable  to  adverse  changes in financial and economic conditions.

4.    The first  sentence of the last paragraph  under that caption  "Trustees and Officers of the Funds" on page 42 is revised with the following:

            "Messrs.   Murphy,   Molleur,   Albers,   Bartlett,   Evans,
            Kourkoulakos,  Levine,  Manioudakis,  Monoyios,  Rubinstein,
            Steinmetz,   Turner,  Wilby,  Zavanelli,   Zack,  Masterson,
            Vottiero,  and  Weiss,  and Mses.  Bechtolt,  Feld,  Putnam,
            Switzer,  Wolf  and  Ives  who are  officers  of the  Funds, respectively  hold the same  offices with one or more of the other Board II Funds as with the Funds."

5.    The first sentence of the paragraph above the table titled  "Officers of the Funds" on page 49 is revised with the following:

            "The  address  of the  Officers  in the  chart  below  is as
            follows:   Messrs.   Molleur,   Albers,   Bartlett,   Evans,
            Kourkoulakos,  Levine,  Manioudakis,  Monoyios,  Rubinstein,
            Steinmetz,  Turner,  Wilby,  Zavanelli,  and Zack and  Mses.
            Feld, Putnam, and Switzer,  498 Seventh Avenue, New York, NY
            10018;  for Messrs.  Masterson,  Vottiero,  Weiss and Wixted
            and Mses.  Bechtolt,  Ives and  Wolf,  6803 S.  Tucson  Way,
            Centennial, CO 80112-3924."

6.    The table caption "Officers of the Funds" is amended as follows:
a.    The biographical information of Messrs. Negri and Reedy is deleted.
b.    Insert Emmanuel Ferreira biographical information above Michael S.
         Levine:

      ---------------------------------------------------------------------------
      Emmanuel Ferreira, Vice           Vice President of the Manager (since
      President and Portfolio Manager   January 2003). An officer of 2
      since 2003                        portfolios in the OppenheimerFunds
      --------------------------------- complex. Formerly, Portfolio Manager at
      Age:  35                          Lashire Investments (July 1999-December
                                        2002), and a Senior Analyst at Mark
                                        Asset Management (July 1997-June 1999).
      ---------------------------------------------------------------------------

c.    Replace the biography of Angelo Manioudakis and Arthur P. Steinmetz with the following:

      ---------------------------------------------------------------------------
      Angelo Manioudakis, Vice          Senior Vice President of the Manager
      President and Portfolio Manager   (since April 2002); an officer of 9
      since 2003                        portfolios in the OppenheimerFunds
      Age: 36.                          complex; formerly Executive Director
                                        and portfolio manager for Miller,
                                        Anderson & Sherrerd, a division of
                                        Morgan Stanley Investment Management
                                        (August 1993-April 2002).
      ---------------------------------------------------------------------------
      ---------------------------------------------------------------------------
      Arthur P. Steinmetz, Vice         Senior Vice President of the Manager
      President and Portfolio Manager   (since March 1993) and of HarbourView
      since 2003                        Asset Management Corporation (since
      Age:  44                          March 2000); an officer of 11
                                        portfolios in the OppenheimerFunds
                                        complex.
      ---------------------------------------------------------------------------
March 4, 2002                                                         PX0600.015